Note 6 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance	$ 35,215
Balance	23,685	$ 35,215
Balance	(35,215)
Balance	(23,685)	(35,215)
Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	25,261
Balance	22,263	25,261
Balance	(25,261)
Balance	(22,263)	(25,261)
Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	9,954
Balance	1,422	9,954
Balance	(9,954)
Balance	(1,422)	(9,954)
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	118,008	131,055
Additions		450
Write off		(12,126)
Effect of foreign exchange	2,124	(1,371)
Balance	120,132	118,008
Balance	(118,008)	(131,055)
Balance	(120,132)	(118,008)
Gross carrying amount [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	84,828	97,875
Additions	2,319	450
Write off		(12,126)
Effect of foreign exchange	(195)	(1,371)
Balance	86,952	84,828
Balance	(84,828)	(97,875)
Balance	(86,952)	(84,828)
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	33,180	33,180
Additions
Write off
Effect of foreign exchange
Balance	33,180	33,180
Balance	(33,180)	(33,180)
Balance	(33,180)	(33,180)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(82,793)	(77,891)
Write off		(12,126)
Effect of foreign exchange	(192)	(1,180)
Balance	(96,447)	(82,793)
Balance	82,793	77,891
Charge for the year	13,846	18,208
Balance	96,447	82,793
Accumulated depreciation, amortisation and impairment [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	(59,567)	(66,278)
Write off		(12,126)
Effect of foreign exchange	(192)	(1,180)
Balance	(64,689)	(59,567)
Balance	59,567	66,278
Charge for the year	5,314	6,595
Balance	64,689	59,567
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	(23,226)	(11,613)
Write off
Effect of foreign exchange
Balance	(31,758)	(23,226)
Balance	23,226	11,613
Charge for the year	8,532	11,613
Balance	$ 31,758	$ 23,226